                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2006

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.):  [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Insurance Company of the West
Address:      11455 El Camino Real
              San Diego, CA 92130

Form 13F File Number:  028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         H. Michael Freet
Title:        Chief Financial Officer
Phone:        858-350-2551

Signature, Place, and Date of Signing:

         /s/ H. M. Freet                San Diego, CA         08/3/2006
      ------------------------          [City, State]          [Date]
           [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 2
                                                          ----------

Form 13F Information Table Entry Total:                           60
                                                          ----------

Form 13F Information Table Value Total:                   $  543,383
                                                          ----------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13-F File Number                   Name
1               028-11686                               American Assets, Inc.

2               028-11690                               Ernest S. Rady

                           Form 13-F Information Table
                               as of June 30, 2006

                                                                VOTING AUTHORITY

                            TITLE
                            OF                     VALUE      SHARES      SH/   PUT/   INVSTMT   OTHER
NAME OF ISSUER              CLASS   CUSIP          (x$1000)   / PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE   SHARED   NONE
ABBOTT LABORATORIES         COM     002824 10 0     3489       80         SH           DEFINED   Nos 1&2     80
ALTRIA GROUP INC            COM     02209S 10 3    23498      320         SH           DEFINED   Nos 1&2    320
AMERICAN ELEC PWR           COM     025537 10 1      419       12         SH           DEFINED   Nos 1&2     12
AMGEN INC                   COM     031162 10 0     1044       16         SH           DEFINED   Nos 1&2     16
BANCO SANTANDER CENT        COM      0596H 10 5     1681      115         SH           DEFINED   Nos 1&2    115
BANK AMER CORP              COM     060505 10 4    21934      456         SH           DEFINED   Nos 1&2    456
BEAR STEARNS                COM     073902 10 8     9455       68         SH           DEFINED   Nos 1&2     68
BRITISH PETROLEUM           COM     055622 10 4     2436       35         SH           DEFINED   Nos 1&2     35
CAPITAL ONE FINANCIAL       COM     14040H 10 5     8648      101         SH           DEFINED   Nos 1&2    101
CATERPILLAR INC             COM     149123 10 1     2235       30         SH           DEFINED   Nos 1&2     30
CBS CORP                    COM     124857 20 2      541       20         SH           DEFINED   Nos 1&2     20
CHUBB CORP                  COM     171232 10 1     3493       70         SH           DEFINED   Nos 1&2     70
CINCINNATI FINL CORP        COM     172062 10 1      518       11         SH           DEFINED   Nos 1&2     11
CITIGROUP INC               COM     172967 10 1     1447       30         SH           DEFINED   Nos 1&2     30
COCA COLA                   COM     191216 10 0     1076       25         SH           DEFINED   Nos 1&2     25
COMCAST CORP                COM     20030N 10 1     3274      100         SH           DEFINED   Nos 1&2    100
CONOCOPHILLIPS              COM     20825C 10 4     6553      100         SH           DEFINED   Nos 1&2    100
DUKE ENERGY CORP            COM     264399 10 6     2937      100         SH           DEFINED   Nos 1&2    100
EDISON INTL                 COM     281020 10 7     4875      125         SH           DEFINED   Nos 1&2    125
ELI LILLY                   COM     532457 10 8     3041       55         SH           DEFINED   Nos 1&2     55
EXXON MOBIL                 COM     30231G 10 2     3068       50         SH           DEFINED   Nos 1&2     50
FEDERAL HM LN MTG CORP      COM     313400 30 1    18243      320         SH           DEFINED   Nos 1&2    320
FEDERAL NATL MTG            COM     313586 10 9     5291      110         SH           DEFINED   Nos 1&2    110
FIDELITY NATL FINL          COM     316326 10 7     4150      107         SH           DEFINED   Nos 1&2    107
FIDELITY NATL TITLE GRP     COM     31620R 10 5      367       19         SH           DEFINED   Nos 1&2     19
FPL GROUP INC               COM     302571 10 4      609       15         SH           DEFINED   Nos 1&2     15
GENERAL ELECTRIC CO.        COM     369604 10 3     4450      135         SH           DEFINED   Nos 1&2    135
GENERAL MILLS               COM     370334 10 4     1813       35         SH           DEFINED   Nos 1&2     35

GLAXOSMITHKLINE             COM     37733W 10 5      5022       90        SH           DEFINED   Nos 1&2      90
HARTFORD FIN SVCS           COM     416515 10 4      7614       90        SH           DEFINED   Nos 1&2      90
HOME DEPOT                  COM     437076 10 2      1074       30        SH           DEFINED   Nos 1&2      30
HOST MARRIOTT CORP NEW      COM     44107P 10 4       428       20        SH           DEFINED   Nos 1&2      20
HSBC HLDGS PLC              COM     404280 40 6      7090       80        SH           DEFINED   Nos 1&2      80
INERGY LP                   COM     456615 10 3       386       15        SH           DEFINED   Nos 1&2      15
INTEL CORP                  COM     458140 10 0      1137       60        SH           DEFINED   Nos 1&2      60
JOHNSON & JOHNSON           COM     478160 10 4      2397       40        SH           DEFINED   Nos 1&2      40
JP MORGAN CHASE             COM     46625H 10 0     17010      405        SH           DEFINED   Nos 1&2     405
KROGER CO.                  COM     501044 10 1      1530       70        SH           DEFINED   Nos 1&2      70
MACERICH CO.                COM     554382 10 1      3510       50        SH           DEFINED   Nos 1&2      50
MICROSOFT CORP              COM     594918 10 4      2796      120        SH           DEFINED   Nos 1&2     120
MILLS CORP                  COM     601148 10 9      1070       40        SH           DEFINED   Nos 1&2      40
MORGAN STANLEY DEAN         COM     617446 44 8      6953      110        SH           DEFINED   Nos 1&2     110
OVERSEAS SHIPHOLDING        COM     690368 10 5      4141       70        SH           DEFINED   Nos 1&2      70
PEPSICO INC                 COM     713448 10 8     11792      196        SH           DEFINED   Nos 1&2     196
PFIZER INC                  COM     717081 10 3     12345      526        SH           DEFINED   Nos 1&2     526
PG&E CORP                   COM     69331C 10 8      3928      100        SH           DEFINED   Nos 1&2     100
PINNACLE WEST CAP CORP      COM     723484 10 1      3991      100        SH           DEFINED   Nos 1&2     100
PLUM CREEK TIMBER           COM     729251 10 8      2840       80        SH           DEFINED   Nos 1&2      80
PPL CORPORATION             COM     69351T 10 6      3230      100        SH           DEFINED   Nos 1&2     100
ROYAL DUTCH SHELL PLC       COM     780259 20 6      9377      140        SH           DEFINED   Nos 1&2     140
STARWOOD HOTELS             COM     85590A 20 3      2414       40        SH           DEFINED   Nos 1&2      40
TIME WARNER INC             COM     887317 10 5       519       30        SH           DEFINED   Nos 1&2      30
UNUMPROVIDENT CORP          COM     91529Y 10 6      1248       69        SH           DEFINED   Nos 1&2      69
USG CORP                    COM     903293 40 5      1459       20        SH           DEFINED   Nos 1&2      20
VIACOM INC                  COM     92553P 20 1       717       20        SH           DEFINED   Nos 1&2      20
WACHOVIA CORP               COM     929903 10 2    264985     4899        SH           DEFINED   Nos 1&2    4899
WAL-MART STORES             COM     931142-10 3      1927       40        SH           DEFINED   Nos 1&2      40
WELLS FARGO & CO.           COM     949746 10 1     13416      200        SH           DEFINED   Nos 1&2     200
WYETH                       COM     983024 10 0      4441      100        SH           DEFINED   Nos 1&2     100
YUM BRANDS                  COM     988498 10 1      2011       40        SH           DEFINED   Nos 1&2      40